Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Details Textual)				12 Months Ended
	Jan. 09, 2017 USD ($)	Dec. 21, 2016 USD ($) T	Nov. 11, 2016 T	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Advances for Vessel Acquisition				$ 17,753,737	$ 32,701,867
Gain (Loss) on Contract Termination				(3,200,000)
Return of Payment and Expenses, Receivable				17,000,000
Asset Impairment Charges				5,924,668	1,641,885	$ 3,500,000
Payments to Acquire Property, Plant, and Equipment						$ 21,323,935
Advance Deposit and Capitalized Expenses [Member]
Asset Impairment Charges				3,800,000
Alexandros P [Member]
Advances for Vessel Acquisition				17,100,000
M/V Tasos [Member]
Advances for Vessel Acquisition				$ 700,000
Vessel Carrying Capacity | T			75,100
M/V Tasos [Member] | Subsequent Event [Member]
Payments to Acquire Property, Plant, and Equipment	$ 4,400,000
Ultramax Drybulk Carriers [Member]
Vessel Carrying Capacity | T		63,500
Long-term Purchase Commitment, Amount		$ 16,900,000